Basis of preparation and recent accounting developments (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of adjustments to balance sheet items for foreign exchange movements
Below we set out the impacted line items and the adjustments to our opening statement of financial position as at 1 April 2018. In addition, we set out the adjustments to previously presented balances as at 31 March 2019 and 31 March 2020 (with the only movement each period being as a result of foreign exchange movements):

	1 April 2018	31 March 2019	31 March 2020
	£m	£m	£m
Goodwill	(460)	(497)	(521)
Property, plant and equipment	877	946	992
Deferred tax liability	232	250	262
Retained earnings	185	185	185
Translation reserve	—	14	24